Redeemable convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2018
Redeemable shares
Schedule of significant factors, assumptions and methodologies used in determining the business valuation

	As of December 31,
	2017
Terminal growth rate			3.0%
Weighted average cost of capital			18.3%
Growth rate on average spending per customer	3.0%	-	19.0%

Schedule of the changes in redeemable convertible preferred shares

Series A

	Years ended December 31,
	2017	2018
Beginning balance	5,597	—
Accretion to redemption value	235	—
Conversion to Class A ordinary shares	(5,832)	—
Ending balance	—	—

Series B

	Years ended December 31,
	2017	2018
Beginning balance	9,807	—
Accretion to redemption value	1,427	—
Conversion to Class A ordinary shares	(11,234)	—
Ending balance	—	—

Series C

	Years ended December 31,
	2017	2018
Beginning balance	10,733	—
Conversion to Class A ordinary shares	(10,733)	—
Ending balance	—	—

Series D

	Years ended December 31,
	2017	2018
Beginning balance	43,956	—
Gain from wavier on anti-dilution	(632)	—
Conversion to Class A ordinary shares	(43,324)	—
Ending balance	—	—

Series E

	Years ended December 31,
	2017	2018
Beginning balance	18,845	—
Issuance of preferred shares	—	—
Conversion to Class A ordinary shares	(18,845)	—
Ending balance	—	—